SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

9.	SUBSEQUENT EVENTS

On July 21, 2022, the Company entered into a share exchange agreement (the “HWGG Share Exchange Agreement”) with HWGG Capital P.L.C., a Labuan company (“HWGG Capital”), and all of the shareholders of HWGG Capital (the “Shareholders”). Subject to the closing conditions set forth in the HWGG Share Exchange Agreement, each Shareholder irrevocably agreed to transfer and assign to the Company all HWGG Capital’s shares held by such Shareholders in exchange for an aggregate of 91,666,667 newly issued shares of the Company’s common stock, par value $0.0001 per share (the “Common Stock”). Following the closing of the share exchange (the “HWGG Transaction”), HWGG Capital will be a wholly owned subsidiary of the Company.

Subject to the terms and conditions of the HWGG Share Exchange Agreement, at the closing of the HWGG Transaction, each issued and outstanding share of HWGG Capital shall be exchanged for such number of shares of newly issued shares Common Stock (the “Exchange Shares”) for an aggregate of $55,000,000. The number of Exchange Shares will be calculated based on a $0.60 share price.

The consummation of the HWGG Transaction is subject to certain closing conditions, including, among other matters: (a) approval by the Labuan Finance Services Authority of the change in ownership of the Company; (b) the Securities and Exchange Commission (the “SEC”) declaring effective the HWGC Holding’s statement on Form S-4 that will be filed in connection with the registration of the Exchange Shares; (c) the accuracy of the parties’ respective representations and warranties in the HWGG Share Exchange Agreement, subject to specified materiality qualifications; compliance by the parties with their respective pre-closing obligations in the HWGG Share Exchange Agreement in all material respects.

On August 9, 2022, the Company entered into another share exchange agreement (the “Fintech Share Exchange Agreement”) with Fintech Scion Limited (“Fintech”), a private limited company incorporated in the United Kingdom, and all of the shareholders of Fintech. Subject to the closing conditions set forth in the Fintech Share Exchange Agreement, each shareholder of Fintech irrevocably agreed to transfer and assign to the Company all Fintech’s shares held by such shareholders in exchange for an aggregate of 101,666,667 newly issued shares of the Company’s common stock, par value $0.0001 per share (the “Common Stock”). Following the closing of the share exchange (the “Fintech Transaction”), Fintech will be a wholly owned subsidiary of the Company.

Subject to the terms and conditions of the Fintech Share Exchange Agreement, at the closing of the Fintech Transaction, each issued and outstanding share of HWGG Capital shall be exchanged for such number of shares of newly issued shares Common Stock (the “Exchange Shares”) for an aggregate of $61,000,000. The number of Exchange Shares will be calculated based on a $0.60 share price.

The consummation of the Fintech Transaction is subject to certain closing conditions, including, among other matters: (a) any required notices have been sent to the United Kingdom’s Financial Conduct Authority regarding the change in ownership of Fintech; (b) the SEC declaring effective the registration statement on Form S-4 that will be filed in connection with the registration of the shares of Common Stock to be issued to the shareholders of HWGG Capital in accordance with the terms of the HWGG Share Exchange Agreement; (c) the accuracy of the parties’ respective representations and warranties in the Fintech Share Exchange Agreement, subject to specified materiality qualifications; (d) compliance by the parties with their respective pre-closing obligations in the Share Exchange Agreement in all material respects; and (e) the absence of a Seller Material Adverse Effect (as defined in the Fintech Share Exchange Agreement).

12.	SUBSEQUENT EVENTS

On March 2, 2022, the Company filed an amendment to its Amended and Restated Articles of Incorporation for the followings:

(i)	changed the name of the Company to HWGC Holdings Limited (“Name Change”)

(ii)	reduced the number of the issued and outstanding shares of common stock, par value $0.0001 per share by effecting a reverse stock split in the split ratio of 1-for-10; and

(iii)	increased the authorized share capital of the Company from 71,000,000 shares, consisting of 70,000,000 shares of common stock, and 1,000,000 shares of preferred stock, $0.0001 par value per share, to 425,000,000 shares, consisting of 400,000,000 shares of common stock and 25,000,000 shares of preferred stock.

In connection with (i) and (ii), the Company submitted to the Financial Industry Regulatory Authority, Inc. (“FINRA”) a voluntary request for a change of the Company’s trading symbol. Both items will become effective for trading purposes when approval of said corporate actions is approved by FINRA.

On April 8, 2022, FINRA notified the Company that the Name Change and the Reverse Stock Split will take effect on the over-the-counter market at the start of business on April 11, 2022. On April 11, 2022, the Company's common stock started trading on the Reverse Stock Split basis and under the name, “HWGC Holdings Limited.” The Company also requested FINRA to change its trading symbol, which have taken effect 20 calendar days from April 11, 2022.

On July 21, 2022, the Company entered into a share exchange agreement (the “HWGG Share Exchange Agreement”) with HWGG Capital P.L.C., a Labuan company (“HWGG Capital”), and all of the shareholders of HWGG Capital (the “Shareholders”). Subject to the closing conditions set forth in the HWGG Share Exchange Agreement, each Shareholder irrevocably agreed to transfer and assign to the Company all HWGG Capital’s shares held by such Shareholders in exchange for an aggregate of 91,666,667 newly issued shares of the Company’s common stock, par value $0.0001 per share (the “Common Stock”). Following the closing of the share exchange (the “HWGG Transaction”), HWGG Capital will be a wholly owned subsidiary of the Company.

Subject to the terms and conditions of the HWGG Share Exchange Agreement, at the closing of the HWGG Transaction, each issued and outstanding share of HWGG Capital shall be exchanged for such number of shares of newly issued shares Common Stock (the “Exchange Shares”) for an aggregate of $55,000,000. The number of Exchange Shares will be calculated based on a $0.60 share price.

The consummation of the HWGG Transaction is subject to certain closing conditions, including, among other matters: (a) approval by the Labuan Finance Services Authority of the change in ownership of the Company; (b) the Securities and Exchange Commission (the “SEC”) declaring effective the HWGC Holding’s statement on Form S-4 that will be filed in connection with the registration of the Exchange Shares; (c) the accuracy of the parties’ respective representations and warranties in the HWGG Share Exchange Agreement, subject to specified materiality qualifications; compliance by the parties with their respective pre-closing obligations in the HWGG Share Exchange Agreement in all material respects.

On August 9, 2022, the Company entered into another share exchange agreement (the “Fintech Share Exchange Agreement”) with Fintech Scion Limited (“Fintech”), a private limited company incorporated in the United Kingdom, and all of the shareholders of Fintech. Subject to the closing conditions set forth in the Fintech Share Exchange Agreement, each shareholder of Fintech irrevocably agreed to transfer and assign to the Company all Fintech’s shares held by such shareholders in exchange for an aggregate of 101,666,667 newly issued shares of the Company’s common stock, par value $0.0001 per share (the “Common Stock”). Following the closing of the share exchange (the “Fintech Transaction”), Fintech will be a wholly owned subsidiary of the Company.

Subject to the terms and conditions of the Fintech Share Exchange Agreement, at the closing of the Fintech Transaction, each issued and outstanding share of HWGG Capital shall be exchanged for such number of shares of newly issued shares Common Stock (the “Exchange Shares”) for an aggregate of $61,000,000. The number of Exchange Shares will be calculated based on a $0.60 share price.

The consummation of the Fintech Transaction is subject to certain closing conditions, including, among other matters: (a) any required notices have been sent to the United Kingdom’s Financial Conduct Authority regarding the change in ownership of Fintech; (b) the SEC declaring effective the registration statement on Form S-4 that will be filed in connection with the registration of the shares of Common Stock to be issued to the shareholders of HWGG Capital in accordance with the terms of the HWGG Share Exchange Agreement; (c) the accuracy of the parties’ respective representations and warranties in the Fintech Share Exchange Agreement, subject to specified materiality qualifications; (d) compliance by the parties with their respective pre-closing obligations in the Share Exchange Agreement in all material respects; and (e) the absence of a Seller Material Adverse Effect (as defined in the Fintech Share Exchange Agreement).